FAIR VALUE MEASUREMENTS - Reconciliations of Assets and Liabilities Categorized within Level 3 (Details) - Recurring [Member] - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Available-for-Sale Investments [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	$ 21,357	$ 37,589	$ 128,418
Additions	146,871	20,429
Impairments		(37,571)	(13,429)
Conversion into ordinary shares of investees			(72,000)
Fair value loss included in other comprehensive income	(3,769)	910	(5,400)
Ending balance	164,459	21,357	37,589
Investments Carried at Fair Value [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	0
Additions	21,992
Ending balance	21,992	0
Other Assets [Member]
Reconciliations of Assets and Liabilities [Abstract]
Beginning balance	19,024	19,228	0
Acquisition of subsidiary		142	8,718
Additions	186	2,412	10,928
Disposals	(1,989)	(318)	(45)
Write-down	(441)	(3,713)
Exchange differences	(559)	1,273	(373)
Ending balance	$ 16,221	$ 19,024	$ 19,228